Note 34 - Income Taxes - Major Components of Gross Deferred Income Tax Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets pre-offsetting [Member] | Other deferred tax assets [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Unused tax losses	€ 4,747	€ 3,946
Unused tax credits	23	2
Deferred tax assets pre-offsetting [Member] | Deductable temporary differences [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Trading activities, including derivatives	2,927	5,819
Employee benefits, including equity settled share based payments	1,828	1,653
Accrued interest expense	999	1,367
Loans and borrowings, including allowance for loans	949	791
Leases	855	865
Intangible assets	80	43
Fair value OCI (IFRS 9)	332	387
Other assets	485	630
Other provisions	88	81
Other liabilities	6	1
Deferred tax assets pre-offsetting [Member] | NA [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets/ liabilities pre offsetting	13,319	15,585
Deferred tax liabilities pre-offsetting [Member] | Taxable temporary differences [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Trading activities, including derivatives	3,970	6,164
Employee benefits, including equity settled share based payments	291	245
Loans and borrowings, including allowance for loans	617	549
Leases	758	780
Intangible assets	717	594
Fair value OCI (IFRS 9)	43	70
Other assets	272	371
Other provisions	89	85
Other liabilities	40	40
Deferred tax liabilities pre-offsetting [Member] | NA [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets/ liabilities pre offsetting	€ 6,797	€ 8,898